FORM N-SAR
SEMI-ANNUAL
REPORT
				FORM REGISTERED INVESTMENT COMPANIES
Report for
six month
period
ending:
/ /   (a)
			or
fiscal year
ending:			  12/ 31 /
02	(b)
Is this a
transition
report?:
(Y/N)
N
Is this an
amendment to
a previous
filing? (Y/N)
N
Those items
or sub-items
with a box"	  " after
the item
number should
be completed
only if the
answer has
changed from
the previous
filing on
this
form.
1.	A.
Registrant
Name:
Legg Mason
Unit
Investment
Trust


	B.  File
Number:  811-
2880
C.  Telephone
Number:		(410)
539-0000
2.	A.
Street:  100
Light Street
	B.  City:
Baltimore C.
State:
Maryland D.
Zip Code: 21202
		Zip
Ext: 1476


	E.
Foreign
Country:
Foreign
Postal Code:
3.	Is this
the first
filing on
this form by
Registrant?
(Y/N)  N
4.	Is this
the last
filing on
this form by
Registrant?
(Y/N) N
5.	Is
Registrant a
small
business
investment
company
(SBIC)? (Y/N)
N
[If
answer
is
"Y"(Yes),
complete only
items 89
through 110.]
6.	Is
Registrant a
unit
investment
trust (UIT)?
(Y/N)  Y
	[If
answer is "Y"
(Yes)
complete only
items 111
through 132.]
7.	A.  Is
Registrant a
series or
multiple
portfolio
company?
(Y/N)
[If
answer
is "N"
(No), go to
item 8.]
B.  How many
separate
series or
portfolios
did
Registrant
have at the
end of the
period?
For period
ending
12/31/02		      If
Filing more
than
one
Page 47, "X"
box:


File number
811-2800
UNIT
INVESTMENT
TRUST
111.  A.
Depositor
Name:  Legg
Mason Wood
Walker, Inc.
		B.
File Number
(If any):
8-01-6767
C.     City:
Baltimore
State:  MD
Zip
Code:21202

	Zip
Ext.: 1476
				Foreign Country:     Foreign Postal Code:
111. A.		 Depositor
Name:
	B.			File
Number (If
any)
	C.			City:
State:   Zip
Code:  Zip
Ext.:
				Foreign Country:  Foreign Postal Code:
112. A.
Sponsor
Name:  Legg
Mason Wood
Walker, Inc.
	B.
File Number
(If any):
8-01-6767
	C.
City:
Baltimore
State:   MD
Zip Code:
21202
Zi
p

E
x
t
..
:

1
4
7
6

F
o
r
e
i
g
n
Country:
Foreign
Postal Code:
For period
ending
12/31/02
If Filing
more
than one
Page 48, "X"
box:
File number
811-2880



111. A.					Trustee
Name:   Bank
of New York
	B.					City:   New
York   State:
NY Zip Code:
10286
			Zip
Ext.:
							Foreign Country:		Foreign Postal
Code:
113. A.					Trustee
Name:
	B.					City:
State:  Zip
Code: Zip
Ext.:
							Foreign Country:  Foreign Postal Code:
114. A.
	Principa
l
Underwriter
Name: Legg
Mason Wood
Walker, Inc.
	B.
	File
Number:
8- 01-6767
	C.
	City:
Baltimore
	State:
MD
Zip Code:
21202
			Zip
Ext.:  1476

	Foreign
Country:
Foreign
Postal Code:
115.  A.
	Independ
ent
Public
Accountant
Name:
		B.
	City:
State:
	Zip
Code:

	Zip
Ext.:

	Foreign
Country:
Foreign
Postal Code:
115.  A.
	Independ
ent
Public
Accountant
Name:
		B.
	City:
State:   Zip
Code: Zip
Ext.:

	Foreign
Country:
Foreign
Postal
Code:
For period
ending
12/31/02
If Filing
more
than one
Page 49, "X"
box:
File number
811- 2880
116.  Family
of investment
companies
information:
A.     Is
Registrant
part of a
family of
investment
companies?
(Y/N)  Y
B.
Identify the
family in 10
letters:
LEGGMASONW
(Note: In
filing this
form, use
this
identificatio
n
consistently
for all
investment
companies in
family.  This
designation
is for
purposes of
this form
only.)
117. A.   Is
Registrant a
separate
account of an
insurance
company?
(Y/N) N
			If
answer is "Y"
(Yes), are
any of the
following
types of
contracts
funded by the
Registrant?:
B.
Variable
annuity
contrac
ts?
(Y/N)
C.
Schedul
ed
premium
variable life
contracts?
(Y/N)
D.
Flexible
premium
variable life
contracts?
(Y/N)
	E.
	Other
types
of insurance
products
registered
under the
S
e
c
u
r
i
t
i
e
s
Act of 1933?
(Y/N)
118.
	State
the number
of series
existing at
the end of
the period
that
had
secu
riti
es
registered
under the
Securities
Act of 1933
[ 1]
119.
	State
the number
of new series
for which
registration
statements
unde
r
the
Securities
Act of 1933
became
effective
during the
period


				[ 0]
120.		State the total


value of the portfolio securities on the date of
deposit for the
new series included in item 119 ($000's omitted)
	[ 0]
121.		State the number


of series for
which a
current
prospectus
was in
exis
tenc
e at
the


end of the period
[ 0]
122.		State the number


of existing
series for
which
additional
units were

	registe
red under the
Securities
Act of 1933
during the
current
period


				[ 0]
For period ending
12/31/02
If Filing more


than one
Page 50, "X"
box:
File number
811- 2880
123.
State the
total value
of the
additional
units
considered in
answering
item 122
($000's
omitted)
[$ 0]
124.
State the
total value
of units of
prior series
that were
placed in
the
portfolios of
subsequent
series during
the current
period (the
value of
these units
is to be
measured on
the date they
were placed
in the
subsequent


series) ($000's omitted)
[$ 0]
125.     State the total


dollar amount of sales loads
collected(before reallowances to
other brokers or dealers) by
Registrant's principal
underwriter and any underwriter
which is an affiliated person of
the principal
underwriter during the current
period solely from the sale of
units of all
series of Registrant
($000's omitted)
[ $0]
126. Of the amount shown


in item 125,
state the total
dollar amount of
sales
loads collected
from secondary
market operations
in Registrant's
units (include
the sales loads,
if any, collected
on units of a
prior series
placed
in the portfolio
of a subsequent
series.)
($000's omitted)
[$0]
127. List
opposite the
appropriate
description
below the number
of
series
whose portfolios
are


invested
primarily
(based upon a
percentage of
NAV) in
each type of
security
shown, the
aggregate
total assets
at market
value as of
a date at or
near the end
of the
current
period of
each such
group of
series and
the total
income
distributions
made by each
such group of
series during
the current
period
(excluding
distributions
of realized
gains, if
any):


Number of    Total Assets
Total Income
Series         ($000's
Distributions
Investing     omitted)
($000'somitted)
A. U.S. Treasury direct
issue
B. U.S. Government agency
C. State and municipal
tax-free        1
$ 1,215        $  73


D. Public
Utility
debt E.
Brokers or
dealers
debt or
debt
of
brokers'
or
dealers'
parent
F. All
other
corporate
intermed.
	& long-
term debt


G. All other
corporate
short-term
	debt
H. Equity
securities
of brokers
of
dealers or
parents of
brokers
	or
dealers
I.
Investment
company
equity
	securitie
s
J. All other
equity
securities
K. Other
securities
L. Total
assets of
all series
	of
registrant
1	        $
1,215
$ 73


For period
ending
12/31/02
If Filing
more
than one
Page 51, "X"
box:
File number
811- 2880
128.  Is the
timely
payment of
principal and
interest on
any of the
portfolio
securities
held by any
of
Registrant's
series at the
end of the
current
period
insured or
guaranteed by
an entity
other than


the issuer?(Y/N)	       [N]
 [If answer is "N" (No),
go to item 131.]
129.  Is the issuer of


any instrument
covered in item
128
delinquent or in
default as to
payment of
principal or
interest at the
end of
the current
period? (Y/N)
[If answer is "N"
(No),
go to item 131.]
130.  In
computations of
NAV or offering
price per unit,
is any part of the
value attributed
to instruments
identified in item
129 derived from
insurance or
guarantees? (Y/N)
131. Total
expenses incurred
by all series of
Registrant
during the current
reporting period
($000's
omitted)
[$ 4]
132. List the
"811" (Investment
Company Act


of 1940)registration number for all Series of Registrant that are being included in this filing:
	[811-2880]



SIGNATURE
PAGE
	This
report is
signed on
behalf of the
Registrant in
the City of
Baltimore and
State of
Maryland on
the 25th day
of February,
2003.
LEGG MASON
UNIT
INVESTMENT
TRUST
(Name of
Registrant)
By: LEGG
MASON WOOD
WALKER,
INCORPORATED
(Name of
Depositor)
/s/Erin K.
Morris
/s/Marie K.
Karpinski
Witness (Name
and Title)
(Name and
title of
person
signing on


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Erin K. Morris


Marie K.
Karpinski
Assistant
Vice
President
Vice
President
Legg Mason
Wood Walker,
Inc.
Legg Mason
Wood Walker,
Inc.